UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09805

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 3

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	2/28/2016

Date of reporting period:	5/31/2015

Item 1.	Schedule of Investments

Prudential Global Tactical Allocation Fund

Consolidated Schedule of Investments

as of May 31, 2015 (Unaudited)

SHORT-TERM INVESTMENTS — 81.8%

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS(b) — 69.9%
U.S. Treasury Bills	0.035%	09/17/15	18,000	$17,998,776
U.S. Treasury Bills(d)	0.038%	09/17/15	800	799,946
U.S. Treasury Bills(c)(d)	0.038%	09/17/15	700	699,952
U.S. Treasury Bills(d)	0.045%	09/17/15	1,000	999,932
U.S. Treasury Bills	0.048%	09/17/15	300	299,980

TOTAL U.S. TREASURY OBLIGATIONS (cost $20,797,763)				20,798,586

			Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 11.9%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $3,537,816)(a)			3,537,816	3,537,816

TOTAL SHORT-TERM INVESTMENTS — 81.8% (cost $24,335,579)(e)				24,336,402
Other assets in excess of liabilities(f) — 18.2%				5,410,424

NET ASSETS — 100.0%				$29,746,826

The following abbreviations are used in the portfolio descriptions:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
ASX	Australian Securities Exchange
BIST	Borsa Istanbul Index (Turkish Stock Exchange)
Bovespa	Sao Paulo Se Bovespa Index
CAC	French Stock Market Index
DAX	German Stock Index
FTSE	Financial Times Stock Exchange
IBEX	Spanish Stock Index
STOXX	Stock Index of the Eurozone
TOPIX	Tokyo Stock Price Index
TSX	Toronto Stock Exchange
WIG	Warsaw Stock Exchange

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(b)	Rates shown are the effective yields at purchase date.
(c)	Represents security held in the Cayman Subsidiary.
(d)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(e)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$24,335,579

Appreciation	823
Depreciation	—

Net Unrealized Appreciation	$823

The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes at May 31, 2015.

(f)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at May 31, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at May 31, 2015	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
82	BIST National 30 Index	Jun. 2015	$311,837	$312,453	$616
5	DAX Index	Jun. 2015	1,617,765	1,566,928	(50,837)
56	Euro STOXX 50	Jun. 2015	2,244,009	2,190,796	(53,213)
8	FTSE 100 Index	Jun. 2015	857,843	851,562	(6,281)
7	FTSE/MIB Index	Jun. 2015	878,364	904,234	25,870
14	IBEX 35 Index	Jun. 2015	1,754,036	1,717,856	(36,180)
1	Nikkei 225 Index	Jun. 2015	81,416	82,403	987
109	S&P 500 E-Mini	Jun. 2015	11,403,787	11,477,700	73,913
23	TOPIX Index	Jun. 2015	2,968,416	3,096,564	128,147

					83,022

	Short Positions:
3	10 Year Euro-Bond	Jun. 2015	524,580	512,125	12,455
4	10 Year Mini Japanese Government Bonds	Jun. 2015	476,800	475,752	1,047
1	10 Year U.K. Gilt	Sep. 2015	177,600	180,045	(2,445)
4	10 Year U.S. Treasury Notes	Sep. 2015	506,250	510,750	(4,500)
10	ASX SPI 200 Index	Jun. 2015	1,072,452	1,104,392	(31,939)
1	CAC40 10 Euro	Jun. 2015	54,712	54,745	(33)
4	Mexican Bolsa Index	Jun. 2015	117,071	115,897	1,174
13	S&P/TSX 60 Index	Jun. 2015	1,860,002	1,826,439	33,563

					9,322

					$92,344

Commodity futures contracts open at May 31, 2015(2):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at May 31, 2015	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
11	Copper	Jul. 2015	750,925	750,200	$(725)
10	Gasoline RBOB	Jul. 2015	857,774	866,334	8,559
3	Gold 100 OZ	Aug. 2015	361,950	356,940	(5,010)
18	Live Cattle	Jun. 2015	1,057,650	1,096,740	39,090
2	LME Nickel	Jun. 2015	168,120	150,996	(17,124)
7	LME PRI Aluminum	Jun. 2015	329,525	298,944	(30,581)
17	LME Zinc	Jun. 2015	1,007,950	927,775	(80,175)
1	Mini Gold	Aug. 2015	38,733	38,073	(659)
5	Mini Silver	Jul. 2015	82,153	83,505	1,352
4	Silver	Jul. 2015	315,900	334,020	18,120
12	Soybean	Jul. 2015	587,750	560,400	(27,350)
2	Soybean Oil	Jul. 2015	39,277	39,996	719

					(93,784)

	Short Positions:
7	Coffee ‘C’	Jul. 2015	361,463	331,143	30,319
42	Corn	Jul. 2015	798,000	738,150	59,850
4	Cotton No. 2	Jul. 2015	128,445	128,700	(256)
33	Lean Hogs	Jun. 2015	1,013,723	1,106,490	(92,767)
27	Natural Gas	Jul. 2015	767,330	713,340	53,990
24	No. 2 Soft Red Winter Wheat	Jul. 2015	577,950	572,400	5,550
2	NY Harbor ULSD	Jul. 2015	165,203	163,775	1,428
2	NYMEX Light Sweet E-mini Crude Oil	Jul. 2015	61,900	60,300	1,600
68	Sugar #11 (World)	Jul. 2015	976,102	912,397	63,706
8	WTI Crude	Jul. 2015	494,400	482,400	12,000

					135,420

					$41,636

(1)	U.S. Treasury obligations with a combined market value of $2,499,830 have been segregated with Morgan Stanley to cover requirements for open futures contracts at May 31, 2015.
(2)	Represents positions held in the Cayman Subsidiary.

Forward foreign currency exchange contracts outstanding at May 31, 2015:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar, Expiring 06/17/15	Morgan Stanley	AUD	32	$2,500,786	$2,405,902	$(94,884)
Canadian Dollar, Expiring 06/17/15	Morgan Stanley	CAD	5	413,121	401,933	(11,188)
Expiring 06/17/15	Credit Suisse First Boston Corp.	CAD	19	1,552,658	1,527,344	(25,314)
Euro, Expiring 06/17/15	Credit Suisse First Boston Corp.	EUR	49	5,265,031	5,382,984	117,953
Japanese Yen, Expiring 06/17/15	Morgan Stanley	JPY	400	335,318	322,370	(12,948)
Expiring 06/17/15	Credit Suisse First Boston Corp.	JPY	4,950	4,127,201	3,989,325	(137,876)
New Zealand Dollar, Expiring 06/17/15	Morgan Stanley	NZD	4	260,505	247,866	(12,639)
Norwegian Krone, Expiring 06/17/15	Morgan Stanley	NOK	50	674,100	643,054	(31,046)
Swedish Krona, Expiring 06/17/15	Credit Suisse First Boston Corp.	SEK	103	1,175,417	1,202,568	27,151
Swiss Franc, Expiring 06/17/15	Morgan Stanley	CHF	14	1,474,282	1,437,353	(36,929)

				$17,778,419	$17,560,699	(217,720)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar, Expiring 06/17/15	Credit Suisse First Boston Corp.	AUD	31	$2,388,079	$2,367,713	$20,366
British Pound, Expiring 06/17/15	Credit Suisse First Boston Corp.	GBP	4	524,241	534,867	(10,626)
Expiring 06/17/15	Morgan Stanley	GBP	13	1,899,662	1,910,238	(10,576)
Euro, Expiring 06/17/15	Morgan Stanley	EUR	12	1,353,600	1,318,282	35,318
New Zealand Dollar, Expiring 06/17/15	Credit Suisse First Boston Corp.	NZD	5	338,423	318,685	19,738
Norwegian Krone, Expiring 06/17/15	Credit Suisse First Boston Corp.	NOK	295	3,717,430	3,794,018	(76,588)
Swedish Krona, Expiring 06/17/15	Morgan Stanley	SEK	165	2,003,546	1,935,841	67,705
Swiss Franc, Expiring 06/17/15	Credit Suisse First Boston Corp.	CHF	50	5,188,897	5,323,528	(134,631)

				$17,413,878	$17,503,172	(89,294)

						$(307,014)

Total return swap agreements outstanding at May 31, 2015:

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley	06/28/15	610	Pay or receive amounts based on the market value fluctuation of the Bovespa Index	$8,151	$—	$8,151
Morgan Stanley	06/29/15	(1,245)	Pay or receive amounts based on the market value fluctuation of the WIG20 Index	(8,225)	—	(8,225)

				$(74)	$—	$(74)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
U.S. Treasury Obligations	$—	$20,798,586	$—
Affiliated Money Market Mutual Fund	3,537,816	—	—
Other Financial Instruments*
Financial Futures Contracts	92,344	—	—
Commodity Futures Contracts	41,636	—	—
Forward Foreign Currency Exchange Contracts	—	(307,014)	—
Total Return Swap Agreements	—	(74)	—

Total	$3,671,796	$20,491,498	$—

*	Other financial instruments are derivative instruments not reflected in the Consolidated Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

The following is a summary of the fair value of the derivative instruments utilized by the Fund as of May 31, 2015 categorized by risk exposure:

Derivative Fair Value at 05/31/15
Equity contracts	$85,713
Interest contracts	6,557
Foreign exchange contracts	(307,014)
Commodity contracts	41,636

Total	$(173,108)

Prudential Jennison Select Growth Fund

Schedule of Investments

as of May 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.0%
COMMON STOCKS
Automobiles — 1.9%
Tesla Motors, Inc.*(a)	26,534	$6,654,727

Biotechnology — 9.5%
Alexion Pharmaceuticals, Inc.*	32,954	5,399,183
Biogen Idec, Inc.*	27,501	10,917,622
Celgene Corp.*	53,491	6,121,510
Gilead Sciences, Inc.*	54,673	6,138,138
Regeneron Pharmaceuticals, Inc.*	10,609	5,437,749

		34,014,202

Capital Markets — 1.5%
Morgan Stanley	146,025	5,578,155

Chemicals — 0.8%
Monsanto Co.	23,439	2,741,894

Energy Equipment & Services — 1.3%
Schlumberger Ltd.	53,068	4,816,982

Food & Staples Retailing — 3.2%
Costco Wholesale Corp.	50,461	7,195,234
Kroger Co. (The)	59,488	4,330,727

		11,525,961

Hotels, Restaurants & Leisure — 4.8%
Marriott International, Inc. (Class A Stock)	94,924	7,403,123
Starbucks Corp.	190,651	9,906,226

		17,309,349

Internet & Catalog Retail — 10.3%
Amazon.com, Inc.*	34,601	14,851,787
JD.com, Inc. (China), ADR*	162,759	5,481,723
Netflix, Inc.*	13,275	8,284,396
Priceline Group, Inc. (The)*	6,963	8,160,915

		36,778,821

Internet Software & Services — 15.1%
Alibaba Group Holding Ltd. (China), ADR*(a)	35,630	3,182,471
Facebook, Inc. (Class A Stock)*	253,767	20,095,809
Google, Inc. (Class A Stock)*	10,427	5,686,052
Google, Inc. (Class C Stock)	11,489	6,113,412
LinkedIn Corp. (Class A Stock)*	45,877	8,942,804
Tencent Holdings Ltd. (China)	502,007	10,011,483

		54,032,031

IT Services — 5.8%
FleetCor Technologies, Inc.*	46,561	7,083,790
MasterCard, Inc. (Class A Stock)	146,860	13,549,304

		20,633,094

Life Sciences Tools & Services — 2.1%
Illumina, Inc.*	36,137	7,447,113

Media — 4.6%
Time Warner, Inc.	42,586	3,597,665
Walt Disney Co. (The)	117,258	12,941,766

		16,539,431

Oil, Gas & Consumable Fuels — 1.4%
Concho Resources, Inc.*	40,457	4,866,977

Pharmaceuticals — 8.1%
Actavis PLC*	38,264	11,739,778
Bristol-Myers Squibb Co.	144,061	9,306,340
Shire PLC (Ireland), ADR	30,826	8,019,384

		29,065,502

Road & Rail — 0.5%
Canadian Pacific Railway Ltd. (Canada)	10,935	1,801,104

Software — 9.2%
Adobe Systems, Inc.*	92,324	7,301,905
Red Hat, Inc.*	88,757	6,858,253
salesforce.com, inc.*	127,343	9,264,203
Splunk, Inc.*	84,927	5,742,764
Workday, Inc. (Class A Stock)*(a)	50,281	3,968,177

		33,135,302

Specialty Retail — 2.4%
Inditex SA (Spain), ADR	508,446	8,475,795

Technology Hardware, Storage & Peripherals — 7.5%
Apple, Inc.	207,567	27,041,829

Textiles, Apparel & Luxury Goods — 4.6%
NIKE, Inc. (Class B Stock)	129,544	13,170,739
Under Armour, Inc. (Class A Stock)*	42,828	3,358,143

		16,528,882

Wireless Telecommunication Services — 1.4%
SBA Communications Corp. (Class A Stock)*	45,605	5,099,095

TOTAL LONG-TERM INVESTMENTS (cost $195,717,867)		344,086,246

SHORT-TERM INVESTMENT — 4.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $15,704,817; includes $15,704,816 of cash collateral for securities on loan)(b)(c)	15,704,817	15,704,817

TOTAL INVESTMENTS — 100.4% (cost $211,422,684)(d)		359,791,063
Liabilities in excess of other assets — (0.4)%		(1,549,416)

NET ASSETS — 100.0%		$358,241,647

The following abbreviation is used in the portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $15,221,590; cash collateral of $15,704,816 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$214,293,258

Appreciation	145,935,882
Depreciation	(438,077)

Net Unrealized Appreciation	$145,497,805

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Automobiles	$6,654,727	$—	$—
Biotechnology	34,014,202	—	—
Capital Markets	5,578,155	—	—
Chemicals	2,741,894	—	—
Energy Equipment & Services	4,816,982	—	—
Food & Staples Retailing	11,525,961	—	—
Hotels, Restaurants & Leisure	17,309,349	—	—
Internet & Catalog Retail	36,778,821	—	—
Internet Software & Services	54,032,031	—	—
IT Services	20,633,094	—	—
Life Sciences Tools & Services	7,447,113	—	—
Media	16,539,431	—	—
Oil, Gas & Consumable Fuels	4,866,977	—	—
Pharmaceuticals	29,065,502	—	—
Road & Rail	1,801,104	—	—
Software	33,135,302	—	—
Specialty Retail	8,475,795	—	—
Technology Hardware, Storage & Peripherals	27,041,829	—	—
Textiles, Apparel & Luxury Goods	16,528,882	—	—
Wireless Telecommunication Services	5,099,095	—	—
Affiliated Money Market Mutual Fund	15,704,817	—	—

Total	$359,791,063	$—	$—

Prudential Real Assets Fund

Consolidated Schedule of Investments

as of May 31, 2015 (Unaudited)

			Shares	Value
LONG-TERM INVESTMENTS — 85.2%
AFFILIATED MUTUAL FUNDS — 59.3%
Prudential International Real Estate Fund (Class Z)			1,603,326	$16,979,225
Prudential Jennison Global Infrastructure Fund (Class Z)			1,287,082	16,564,740
Prudential Jennison MLP Fund (Class Z)			622,611	6,948,336
Prudential Jennison Natural Resources Fund, Inc. (Class Q)*			106,007	4,407,782
Prudential Short Duration High Yield Income Fund (Class Q)			587,954	5,550,286
Prudential US Real Estate Fund (Class Z)			1,233,886	17,175,694

TOTAL AFFILIATED MUTUAL FUNDS (cost $61,706,873)(a)				67,626,063

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS — 25.9%
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%	04/15/17 - 07/15/24	10,640	10,950,194
U.S. Treasury Inflation Indexed Bonds, TIPS	0.250%	01/15/25	545	541,473
U.S. Treasury Inflation Indexed Bonds, TIPS	0.375%	07/15/23	655	673,789
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625%	07/15/21 - 01/15/24	1,570	1,676,401
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750%	02/15/42	785	785,493
U.S. Treasury Inflation Indexed Bonds, TIPS	1.125%	01/15/21	990	1,137,151
U.S. Treasury Inflation Indexed Bonds, TIPS	1.375%	01/15/20 - 02/15/44	3,150	3,638,382
U.S. Treasury Inflation Indexed Bonds, TIPS	1.625%	01/15/18	120	143,345
U.S. Treasury Inflation Indexed Bonds, TIPS	1.750%	01/15/28	985	1,280,904
U.S. Treasury Inflation Indexed Bonds, TIPS	1.875%	07/15/19	210	254,236
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125%	02/15/40	410	571,443
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375%	01/15/17 - 01/15/27	4,565	6,309,393
U.S. Treasury Inflation Indexed Bonds, TIPS	2.500%	07/15/16 - 01/15/29	615	783,596
U.S. Treasury Inflation Indexed Bonds, TIPS	3.625%	04/15/28	100	202,589
U.S. Treasury Inflation Indexed Bonds, TIPS	3.875%	04/15/29	275	570,393

TOTAL U.S. TREASURY OBLIGATIONS (cost $29,181,583)				29,518,782

TOTAL LONG-TERM INVESTMENTS (cost $90,888,456)				97,144,845

SHORT-TERM INVESTMENTS — 11.6%
U.S. TREASURY OBLIGATIONS(b)(c)(d) — 11.2%
U.S. Treasury Bills	0.010%	08/20/15	12,500	12,499,725
U.S. Treasury Bills	0.055%	06/18/15	100	99,999
U.S. Treasury Bills	0.151%	09/17/15	200	199,986

TOTAL U.S. TREASURY OBLIGATIONS (cost $12,799,630)				12,799,710

			Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 0.4%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $415,146)(a)			415,146	415,146

TOTAL SHORT-TERM INVESTMENTS (cost $13,214,776)				13,214,856

TOTAL INVESTMENTS — 96.8% (cost $104,103,232)(e)	110,359,701
Other assets in excess of liabilities(f) — 3.2%	3,702,026

NET ASSETS — 100.0%	$114,061,727

The following abbreviation is used in the portfolio descriptions:

TIPS	Treasury Inflation-Protected Securities

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the underlying funds in which the Fund invests.
(b)	Rate shown is the effective yield at purchase date.
(c)	Represents security held in the Cayman Subsidiary.
(d)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(e)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$104,747,042

Appreciation	6,190,429
Depreciation	(577,770)

Net Unrealized Appreciation	$5,612,659

The book basis may differ from tax basis due to certain tax-related adjustments.

(f)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Commodity futures contracts outstanding at May 31, 2015(1):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at May 31, 2015	Unrealized Appreciation (Depreciation)(2)(3)
	Long Positions:
21	Brent Crude	Sep. 2015	$1,417,287	$1,398,810	$(18,477)
5	Coffee ‘C’	Jul. 2015	260,381	236,531	(23,850)
8	Copper	Jul. 2015	544,950	545,600	650
5	Copper	Dec. 2015	349,175	342,812	(6,363)
46	Corn	Jul. 2015	875,405	808,450	(66,955)
3	Cotton No. 2	Jul. 2015	98,280	96,525	(1,755)
1	Cotton No. 2	Dec. 2015	32,565	32,320	(245)
5	Gasoline RBOB	Jul. 2015	382,217	433,167	50,950
5	Gasoline RBOB	Sep. 2015	409,714	418,467	8,753
34	Gold 100 OZ	Aug. 2015	4,082,750	4,045,320	(37,430)
3	Hard Red Winter Wheat	Jul. 2015	85,388	74,813	(10,575)
3	Hard Red Winter Wheat	Sep. 2015	85,000	76,163	(8,838)
4	Lean Hogs	Jul. 2015	134,410	133,520	(890)
1	Lean Hogs	Oct. 2015	26,855	29,050	2,195
3	Live Cattle	Aug. 2015	176,920	181,530	4,610
1	Live Cattle	Apr. 2016	60,420	61,410	990
2	LME Nickel	Jul. 2015	150,750	151,152	402
2	LME Nickel	Dec. 2015	149,904	152,064	2,160
5	LME PRI Aluminum	Jun. 2015	256,917	213,531	(43,386)
8	LME PRI Aluminum	Jul. 2015	354,684	344,400	(10,284)
12	LME PRI Aluminum	Dec. 2015	552,691	531,000	(21,691)

3	LME Zinc	Jun. 2015	169,473	163,725	(5,747)
3	LME Zinc	Jul. 2015	164,534	163,688	(846)
1	LME Zinc	Dec. 2015	54,075	54,950	875
47	Natural Gas	Jul. 2015	1,237,898	1,241,740	3,842
4	Natural Gas	Oct. 2015	125,160	108,560	(16,600)
8	No. 2 Soft Red Winter Wheat	Jul. 2015	206,538	190,800	(15,738)
7	No. 2 Soft Red Winter Wheat	Sep. 2015	177,325	168,788	(8,537)
5	NY Harbor ULSD	Jul. 2015	377,139	409,437	32,298
3	NY Harbor ULSD	Sep. 2015	252,126	248,144	(3,982)
10	Silver	Jul. 2015	819,475	835,050	15,575
8	Soybean	Jul. 2015	380,500	373,600	(6,900)
5	Soybean	Nov. 2015	238,412	226,437	(11,975)
5	Soybean Meal	Jul. 2015	155,920	152,850	(3,070)
2	Soybean Meal	Dec. 2015	65,320	58,580	(6,740)
12	Soybean Oil	Jul. 2015	227,028	239,976	12,948
5	Soybean Oil	Dec. 2015	95,190	100,170	4,980
20	Sugar #11 (World)	Jul. 2015	288,572	268,352	(20,220)
15	Sugar #11 (World)	Oct. 2015	221,021	206,304	(14,717)
16	WTI Crude	Jul. 2015	889,334	964,800	75,466
6	WTI Crude	Sep. 2015	361,310	364,740	3,430
3	WTI Crude	Dec. 2015	186,330	184,530	(1,800)

					(147,487)

	Short Positions:
5	LME PRI Aluminum	Jun. 2015	229,725	213,531	16,194
1	LME PRI Aluminum	Jul. 2015	45,301	43,050	2,251
7	LME PRI Aluminum	Dec. 2015	327,655	309,750	17,905
3	LME Zinc	Jun. 2015	163,464	163,725	(261)

					36,089

					$(111,398)

(1)	Represents positions held in the Cayman Subsidiary.
(2)	U.S. Treasury obligations with a combined market value of $1,199,974 and $299,985 have been segregated with Credit Suisse First Boston Corp. and Goldman Sachs & Co. to cover requirements for open futures contracts at May 31, 2015. In addition, cash and cash equivalents have been earmarked to cover the notional amount of commodity futures contracts as of May 31, 2015.
(3)	The amount represents fair value of derivative instruments subject to commodity contracts risk exposure as of May 31, 2015.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$68,041,209	$—	$—
U.S. Treasury Obligations	—	42,318,492	—
Other Financial Instruments*
Commodity Futures Contracts	(111,398)	—	—

Total	$67,929,811	$42,318,492	$—

*	Other financial instruments are derivative instruments not reflected in the Consolidated Schedule of Investments, such as futures, forwards and exchange traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

Prudential Strategic Value Fund

Schedule of Investments

as of May 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.4%
COMMON STOCKS — 98.9%
Aerospace & Defense — 2.6%
General Dynamics Corp.	1,900	$266,304
Huntington Ingalls Industries, Inc.	4,000	495,960
L-3 Communications Holdings, Inc.	4,600	541,926
Spirit AeroSystems Holdings, Inc. (Class A Stock)*	10,200	556,818

		1,861,008

Airlines — 3.4%
Alaska Air Group, Inc.	9,000	581,760
Delta Air Lines, Inc.	18,300	785,436
Southwest Airlines Co.	14,200	526,110
United Continental Holdings, Inc.*	10,000	545,900

		2,439,206

Auto Components — 0.2%
Lear Corp.	1,500	174,030

Banks — 14.9%
Bank of America Corp.	38,719	638,863
Citigroup, Inc.	28,500	1,541,280
East West Bancorp, Inc.	9,800	420,420
Fifth Third Bancorp	3,700	74,888
Fulton Financial Corp.	25,200	319,032
Huntington Bancshares, Inc.	33,900	377,307
JPMorgan Chase & Co.	35,000	2,302,300
KeyCorp	32,900	479,682
Popular, Inc. (Puerto Rico)*	8,100	263,169
Regions Financial Corp.	40,200	405,618
SunTrust Banks, Inc.	14,400	614,592
U.S. Bancorp	20,800	896,688
Wells Fargo & Co.	42,156	2,359,050

		10,692,889

Biotechnology — 0.9%
Gilead Sciences, Inc.*	5,600	628,712

Capital Markets — 2.9%
Goldman Sachs Group, Inc. (The)	3,900	804,141
Lazard Ltd. (Class A Stock)	9,600	533,376
State Street Corp.	9,800	763,714

		2,101,231

Chemicals — 3.6%
Celanese Corp. (Class A Stock)	10,400	716,040
Dow Chemical Co. (The)	17,700	921,639
LyondellBasell Industries NV (Class A Stock)	6,600	667,260
Westlake Chemical Corp.	4,000	282,040

		2,586,979

Communications Equipment — 3.5%
Brocade Communications Systems, Inc.	50,700	626,906
Cisco Systems, Inc.	57,500	1,685,325
Harris Corp.	2,500	198,050

		2,510,281

Consumer Finance — 2.8%
American Express Co.	4,200	334,824
Capital One Financial Corp.	11,200	935,872
Discover Financial Services	12,100	705,067

		1,975,763

Diversified Financial Services — 2.6%
Berkshire Hathaway, Inc. (Class B Stock)*	8,900	1,272,700
Voya Financial, Inc.	13,600	616,216

		1,888,916

Diversified Telecommunication Services — 1.5%
AT&T, Inc.	23,320	805,473
CenturyLink, Inc.	1,800	59,832
Intelsat SA*	1,000	10,690
Verizon Communications, Inc.	4,600	227,424

		1,103,419

Electric Utilities — 3.1%
Edison International	12,300	747,963
Entergy Corp.	4,700	359,409
Exelon Corp.	10,700	361,981
FirstEnergy Corp.	800	28,544
PPL Corp.	20,500	711,555

		2,209,452

Electronic Equipment, Instruments & Components — 0.9%
Corning, Inc.	30,100	629,692

Energy Equipment & Services — 1.4%
National Oilwell Varco, Inc.	7,300	359,087
Oil States International, Inc.*	4,500	183,960
Superior Energy Services, Inc.	7,900	182,411
Unit Corp.*	9,300	293,229

		1,018,687

Food & Staples Retailing — 0.6%
CVS Health Corp.	100	10,238
Kroger Co. (The)	3,800	276,640
Wal-Mart Stores, Inc.	2,000	148,540

		435,418

Food Products — 2.0%
Archer-Daniels-Midland Co.	15,200	803,320
Bunge Ltd.	6,900	638,664

		1,441,984

Gas Utilities — 0.3%
AGL Resources, Inc.	4,700	236,739

Health Care Equipment & Supplies — 0.1%
Medtronic PLC	800	61,056

Health Care Providers & Services — 3.2%
Aetna, Inc.	7,900	931,963
Anthem, Inc.	3,200	537,120
HCA Holdings, Inc.*	8,700	711,921
UnitedHealth Group, Inc.	800	96,168

		2,277,172

Household Products — 1.2%
Procter & Gamble Co. (The)	10,800	846,612

Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)	7,200	97,920

Industrial Conglomerates — 3.0%
General Electric Co.	80,300	2,189,781

Insurance — 7.6%
ACE Ltd.	5,400	574,992
Allied World Assurance Co. Holdings AG	8,300	352,667
Allstate Corp. (The)	3,000	201,960
American Financial Group, Inc.	7,800	495,300
American International Group, Inc.	16,200	949,482
Arch Capital Group Ltd.*	8,200	523,898
Aspen Insurance Holdings Ltd.	3,300	152,988
Axis Capital Holdings Ltd.	5,700	313,728
Endurance Specialty Holdings Ltd.	8,800	534,864
Hanover Insurance Group, Inc. (The)	5,100	363,018
HCC Insurance Holdings, Inc.	4,400	251,592
Loews Corp.	2,200	88,264
PartnerRe Ltd.	1,800	236,574
Progressive Corp. (The)	15,200	415,568

		5,454,895

IT Services — 1.2%
DST Systems, Inc.	4,900	580,160
Xerox Corp.	22,200	253,524

		833,684

Machinery — 0.8%
PACCAR, Inc.	8,500	540,260

Media — 1.3%
Comcast Corp. (Class A Stock)	2,100	122,766
DIRECTV*	2,600	236,704
Gannett Co., Inc.	15,500	554,745

		914,215

Metals & Mining — 0.8%
Newmont Mining Corp.	3,800	103,512
Reliance Steel & Aluminum Co.	7,700	491,260

		594,772

Multiline Retail — 0.4%
Dillard’s, Inc. (Class A Stock)	2,500	290,025

Multi-Utilities — 2.8%
Consolidated Edison, Inc.	2,800	173,152
DTE Energy Co.	5,000	396,150
PG&E Corp.	13,600	727,192
Public Service Enterprise Group, Inc.	16,300	694,869

		1,991,363

Oil, Gas & Consumable Fuels — 12.0%
Anadarko Petroleum Corp.	3,100	259,191
Apache Corp.	5,400	323,136
Chesapeake Energy Corp.	14,900	210,239
Chevron Corp.	14,400	1,483,200
Cimarex Energy Co.	1,400	161,714
ConocoPhillips	14,096	897,633
Exxon Mobil Corp.	33,800	2,879,760
Marathon Oil Corp.	12,300	334,437
Marathon Petroleum Corp.	5,200	537,992
Occidental Petroleum Corp.	9,400	734,986
Phillips 66	7,500	593,400
Southwestern Energy Co.*	7,800	201,006

		8,616,694

Paper & Forest Products — 0.9%
International Paper Co.	12,600	653,058

Pharmaceuticals — 3.6%
Johnson & Johnson	11,100	1,111,554
Merck & Co., Inc.	8,200	499,298
Pfizer, Inc.	28,256	981,896

		2,592,748

Real Estate Investment Trusts (REITs) — 3.3%
Annaly Capital Management, Inc.	26,900	280,836
CBL & Associates Properties, Inc.	16,200	285,930
Hospitality Properties Trust	16,500	498,135
MFA Financial, Inc.	39,900	316,806
Piedmont Office Realty Trust, Inc. (Class A Stock)	15,500	266,445
Senior Housing Properties Trust	15,900	318,159
Two Harbors Investment Corp.	36,400	389,116

		2,355,427

Road & Rail — 1.0%
AMERCO	2,200	723,800

Semiconductors & Semiconductor Equipment — 2.4%
Intel Corp.	50,500	1,740,230

Software — 0.4%
Microsoft Corp.	5,900	276,474

Specialty Retail — 1.6%
Best Buy Co., Inc.	13,800	478,860
Gap, Inc. (The)	3,800	145,654
Murphy USA, Inc.*	8,200	477,486
Penske Automotive Group, Inc.	300	15,483

		1,117,483

Technology Hardware, Storage & Peripherals — 3.3%
Apple, Inc.	4,800	625,344
Hewlett-Packard Co.	30,900	1,032,060
Western Digital Corp.	7,500	730,200

		2,387,604

Trading Companies & Distributors — 0.7%
United Rentals, Inc.*	5,800	515,678

TOTAL COMMON STOCKS (cost $57,665,219)		71,005,357

EXCHANGE TRADED FUND — 0.5%
iShares Russell 1000 Value ETF (cost $359,505)	3,400	357,952

TOTAL LONG-TERM INVESTMENTS (cost $58,024,724)		71,363,309

SHORT-TERM INVESTMENT — 0.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $259,654)(a)	259,654	259,654

TOTAL INVESTMENTS — 99.7% (cost $58,284,378)(b)	71,622,963
Other assets in excess of liabilities — 0.3%	195,880

NET ASSETS — 100.0%	$71,818,843

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund.
(b)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$58,309,980

Appreciation	15,144,410
Depreciation	(1,831,427)

Net Unrealized Appreciation	$13,312,983

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$1,861,008	$—	$—
Airlines	2,439,206	—	—
Auto Components	174,030	—	—
Banks	10,692,889	—	—
Biotechnology	628,712	—	—
Capital Markets	2,101,231	—	—
Chemicals	2,586,979	—	—
Communications Equipment	2,510,281	—	—
Consumer Finance	1,975,763	—	—
Diversified Financial Services	1,888,916	—	—
Diversified Telecommunication Services	1,103,419	—	—
Electric Utilities	2,209,452	—	—
Electronic Equipment, Instruments & Components	629,692	—	—
Energy Equipment & Services	1,018,687	—	—
Food & Staples Retailing	435,418	—	—
Food Products	1,441,984	—	—
Gas Utilities	236,739	—	—
Health Care Equipment & Supplies	61,056	—	—
Health Care Providers & Services	2,277,172	—	—
Household Products	846,612	—	—
Independent Power & Renewable Electricity Producers	97,920	—	—
Industrial Conglomerates	2,189,781	—	—
Insurance	5,454,895	—	—
IT Services	833,684	—	—
Machinery	540,260	—	—
Media	914,215	—	—
Metals & Mining	594,772	—	—
Multiline Retail	290,025	—	—
Multi-Utilities	1,991,363	—	—
Oil, Gas & Consumable Fuels	8,616,694	—	—

Paper & Forest Products	653,058	—	—
Pharmaceuticals	2,592,748	—	—
Real Estate Investment Trusts (REITs)	2,355,427	—	—
Road & Rail	723,800	—	—
Semiconductors & Semiconductor Equipment	1,740,230	—	—
Software	276,474	—	—
Specialty Retail	1,117,483	—	—
Technology Hardware, Storage & Peripherals	2,387,604	—	—
Trading Companies & Distributors	515,678	—	—
Exchange Traded Fund	357,952	—	—
Affiliated Money Market Mutual Fund	259,654	—	—

Total	$71,622,963	$—	$—

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Each Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Portfolio securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Funds invest in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

The Prudential Real Assets Fund and the Prudential Global Tactical Allocation Fund wholly own and control the Prudential Real Assets Subsidiary, Ltd. and the Prudential Global Tactical Allocation Subsidiary, Ltd., respectively (the “Subsidiaries”), both companies organized under the laws of the Cayman Islands. The Subsidiaries are not registered as investment companies under the 1940 Act, as amended. In valuing their investments, the Subsidiaries follow the same valuation policies as the Prudential Real Assets Fund and Prudential Global Tactical Allocation Fund as described above.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 3

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date July 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date July 20, 2015

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date July 20, 2015

*	Print the name and title of each signing officer under his or her signature.